General Information and Reorganization Transactions (Details)	12 Months Ended
	Jun. 30, 2023 RM / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 RM / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 RM / shares	Jun. 30, 2021 $ / shares	Jun. 09, 2022 shares
General Information and Reorganization Transactions (Details) [Line Items]
Exchange rate | (per share)	RM 4.669	$ 1	RM 4.669	$ 1	RM 4.669	$ 1
Shares Issued							10,000
Share split, Description	Company effected a 1 to 10,000 share split	Company effected a 1 to 10,000 share split
ARB Lab Sdn. Bhd [Member]
General Information and Reorganization Transactions (Details) [Line Items]
Shareholders rate percentage	100.00%	100.00%
ARB Robotic Sdn. Bhd [Member]
General Information and Reorganization Transactions (Details) [Line Items]
Shareholders rate percentage	95.00%	95.00%
ARB Distribution Sdn. Bhd [Member]
General Information and Reorganization Transactions (Details) [Line Items]
Shareholders rate percentage	51.00%	51.00%
ARB IOT Limited [Member]
General Information and Reorganization Transactions (Details) [Line Items]
Shares Issued	1	1